FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2017	Feb. 29, 2016
Financial Liabilities
Warrant liability	$ 1,090	$ 3
Level 3
Financial Liabilities
Warrant liability	$ 1,090	$ 3